COST OF REVENUES - Disclosure of cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cost Of Revenues [Abstract]
Cost of integrated POS devices sales	$ 73,226	$ 64,106	$ 68,433
Cost of recurring revenue:
Cost of services	26,798	20,088	13,419
Cost of processing	107,447	88,285	65,346
Total cost of revenues	$ 207,471	$ 172,479	$ 147,198